Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Group's intangible assets
	December 31,
	2016	2017
	RMB	RMB

Gross carrying amount
Operating rights	98,929	47,020
Software	30,632	34,413
Domain names	27,311	25,774
Technology	18,282	17,676
Brand names	59,034	-
Others	18,300	-

Total of gross carrying amount	252,488	124,883

Less: accumulated amortization
Operating rights	(77,659)	(40,320)
Software	(13,110)	(19,448)
Domain names	(8,449)	(9,687)
Technology	(9,457)	(10,695)
Brand names	(21,810)	-
Others	(3,592)	-

Total accumulated amortization	(134,077)	(80,150)

Less: accumulated impairment	(59,485)	(7,252)

Intangible assets, net	58,926	37,481

Schedule of weighted average amortization periods of intangible assets
December 31,
	2016	2017

Domain names	15 years	15 years
Technology	5 years	5 years
Software	5 years	4 years
Operating rights	1 years	1 year
Brand names	Not applicable	Not applicable

Other Intangible Assets [Member]
Schedule of estimated amortization expenses
Amortization expense of intangible assets

2018	13,050
2019	8,639
2020	4,666
2021	1,838
2022	1,798